UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Jill M. Stevenson
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant’s telephone number, including area code

Date of fiscal year end: 08/31
Date of reporting period: 11/30/13

Item 1. Schedule of Investments.

Schedule of INVESTMENTS November 30, 2013 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund
DESCRIPTION	PAR	VALUE >
Government Agency Debt - 58.8%
Federal Farm Credit Bank
0.128%, 12/04/2013	$50,000	$50,000
0.190%, 12/13/2013	25,000	25,000
0.190%, 12/19/2013	50,000	50,000
0.052%, 12/20/2013	25,000	24,999
0.156%, 12/23/2013	48,575	48,576
0.068%, 02/05/2014 Δ	50,000	49,999
1.125%, 02/27/2014	1,000	1,002
0.180%, 03/04/2014	120,885	120,893
0.102%, 03/21/2014 Δ	165,000	164,995
0.116%, 03/24/2014 Δ	150,000	149,988
0.118%, 04/17/2014 Δ	39,800	39,808
2.625%, 04/17/2014	29,384	29,655
0.150%, 04/22/2014	27,500	27,500
0.098%, 05/01/2014 Δ	30,000	29,999
0.200%, 05/13/2014	40,000	40,008
0.140%, 05/22/2014	71,000	70,998
0.148%, 08/15/2014 Δ	88,200	88,235
0.108%, 04/02/2015 Δ	100,000	99,993
Federal Home Loan Bank
0.041%, 12/04/2013 ¤	149,150	149,150
0.180%, 12/04/2013 Δ	100,000	100,000
0.190%, 12/06/2013 Δ	35,000	35,000
0.180%, 12/20/2013 Δ	25,000	25,001
0.170%, 12/24/2013	50,000	49,999
0.180%, 01/02/2014 Δ	135,000	134,997
0.088%, 01/15/2014 Δ	75,000	75,000
0.093%, 01/15/2014 Δ	30,000	30,000
0.205%, 01/15/2014 Δ	50,000	50,000
0.140%, 01/16/2014	75,000	75,000
0.059%, 01/23/2014	50,000	49,998
0.058%, 01/24/2014	70,000	69,997
0.062%, 02/03/2014	50,000	49,997
0.150%, 02/03/2014 Δ	50,000	49,996
0.090%, 02/12/2014	35,000	34,999
0.098%, 02/12/2014 Δ	125,000	124,998
0.100%, 02/14/2014	112,900	112,898
0.100%, 02/14/2014 ¤	25,000	24,995
0.057%, 02/20/2014	24,800	24,798
0.085%, 02/26/2014 ¤	25,000	24,995
0.107%, 02/28/2014	175,000	174,996
0.124%, 02/28/2014 Δ	25,000	24,999
0.240%, 02/28/2014 Δ	25,000	25,008
0.128%, 03/03/2014 Δ	50,000	49,997
0.180%, 03/05/2014	50,000	49,998
0.090%, 03/10/2014	150,000	150,008
0.170%, 03/11/2014	25,000	24,999
0.180%, 03/18/2014	25,000	24,999
0.060%, 03/20/2014	75,000	74,997
0.070%, 03/26/2014	76,000	76,000
0.118%, 04/01/2014 Δ	125,000	125,000
0.060%, 04/02/2014	40,000	39,996
0.060%, 04/02/2014	50,000	49,996
0.170%, 04/03/2014	100,000	99,995
0.120%, 04/04/2014 ¤	50,000	49,979
0.140%, 04/15/2014	50,000	50,002
0.106%, 04/25/2014 Δ	75,000	75,000
0.108%, 05/01/2014 Δ	50,000	50,000
0.150%, 05/01/2014	50,000	49,994
0.108%, 05/02/2014 Δ	50,000	50,000
0.110%, 05/14/2014 ¤	25,000	24,987
0.108%, 05/16/2014 Δ	50,000	50,000
0.112%, 05/16/2014 ¤	106,800	106,745
0.110%, 05/22/2014	50,000	49,997
0.110%, 05/29/2014	30,000	29,998
0.138%, 06/17/2014 Δ	125,000	124,987
0.125%, 06/20/2014	52,275	52,263
0.144%, 06/27/2014 Δ	25,000	24,999
0.190%, 07/10/2014	13,500	13,501
0.190%, 07/25/2014	30,000	29,997
0.190%, 07/25/2014	50,000	50,004
0.200%, 07/29/2014	29,000	29,000
0.170%, 08/07/2014	25,000	24,999
0.109%, 08/13/2014 Δ	200,000	199,993
0.120%, 08/13/2014	25,000	24,997
0.097%, 08/22/2014 Δ	25,000	24,997
0.170%, 08/26/2014	27,930	27,927
0.200%, 08/29/2014	35,000	34,999
0.170%, 09/03/2014	25,000	24,998
0.200%, 09/18/2014	40,600	40,612
0.210%, 09/19/2014	50,000	50,000
0.125%, 09/23/2014	25,000	24,987
0.220%, 09/24/2014	100,000	100,000
0.235%, 10/07/2014	30,000	30,000
0.119%, 10/08/2014 Δ	25,000	25,000
0.113%, 11/03/2014 Δ	100,000	100,000
0.129%, 11/06/2014 Δ	200,000	199,991
0.129%, 11/07/2014 Δ	50,000	49,995
0.108%, 11/18/2014 Δ	100,000	99,995
0.108%, 11/20/2014 Δ	100,000	99,993
0.126%, 11/24/2014 Δ	100,000	99,995

0.114%, 12/08/2014 Δ	75,000	74,998
0.000%, 12/09/2014 Δ	75,000	75,000
0.103%, 01/12/2015 Δ	25,000	24,999
0.128%, 02/12/2015 Δ	150,000	149,995
0.129%, 02/13/2015 Δ	50,000	49,998
0.121%, 02/23/2015 Δ	35,000	34,997
0.128%, 03/10/2015 Δ	150,000	150,000
0.128%, 04/10/2015 Δ	200,000	199,975
Federal Home Loan Mortgage Corporation
0.038%, 12/02/2013 ¤	96,170	96,170
0.050%, 12/05/2013 ¤	25,000	25,000
0.145%, 12/09/2013 ¤	22,130	22,129
0.140%, 12/23/2013 ¤	25,000	24,998
0.625%, 12/23/2013	25,000	25,006
0.450%, 01/09/2014	9,000	9,003
0.100%, 01/13/2014 ¤	50,000	49,994
0.090%, 01/21/2014 ¤	31,000	30,996
0.070%, 01/27/2014 ¤	55,000	54,994
0.095%, 02/03/2014 ¤	25,000	24,996
0.092%, 02/05/2014 ¤	18,460	18,457
0.150%, 02/14/2014 ¤	50,000	49,985
0.100%, 02/21/2014 ¤	10,500	10,498
0.103%, 02/24/2014 ¤	92,167	92,145
1.375%, 02/25/2014	200,000	200,564
0.375%, 02/27/2014	33,924	33,943
0.082%, 03/03/2014 ¤	43,000	42,991
0.090%, 03/13/2014 ¤	30,000	29,992
0.300%, 03/21/2014	11,145	11,150
0.065%, 03/24/2014 ¤	19,737	19,733
0.145%, 03/27/2014	50,000	49,999
4.500%, 04/02/2014	11,369	11,532
0.110%, 04/07/2014 ¤	40,000	39,985
0.115%, 04/14/2014 ¤	100,000	99,958
0.130%, 04/16/2014 ¤	75,000	74,963
0.100%, 04/21/2014 ¤	50,000	49,981
0.375%, 04/28/2014	27,559	27,584
1.350%, 04/29/2014	15,450	15,525
0.140%, 05/01/2014 ¤	152,000	151,911
0.098%, 05/05/2014 ¤	25,000	24,990
0.105%, 05/12/2014 ¤	25,000	24,988
0.105%, 05/14/2014 ¤	30,000	29,986
0.100%, 05/15/2014 ¤	75,000	74,966
0.109%, 05/19/2014 ¤	79,997	79,956
0.140%, 05/20/2014 ¤	50,000	49,967
0.108%, 05/21/2014 ¤	117,200	117,140
0.116%, 05/27/2014 ¤	44,543	44,518
0.100%, 06/05/2014 ¤	130,000	129,933
0.110%, 06/13/2014 ¤	17,068	17,058
0.110%, 06/17/2014 ¤	75,000	74,955
0.120%, 06/18/2014 ¤	25,000	24,983
5.000%, 07/15/2014	25,000	25,744
1.000%, 08/27/2014	76,004	76,472
0.375%, 08/28/2014	37,870	37,932
Federal National Mortgage Association
0.110%, 12/04/2013 ¤	44,653	44,653
0.028%, 12/11/2013 ¤	50,000	50,000
0.030%, 01/02/2014 ¤	10,000	10,000
0.030%, 01/03/2014 ¤	6,880	6,880
0.090%, 01/15/2014 ¤	29,170	29,167
0.140%, 01/21/2014 ¤	40,697	40,689
0.085%, 01/22/2014 ¤	23,565	23,562
0.090%, 01/29/2014 ¤	21,100	21,097
0.095%, 02/05/2014 ¤	35,000	34,994
0.073%, 02/26/2014 ¤	94,650	94,633
1.250%, 02/27/2014	115,239	115,533
0.060%, 03/05/2014 ¤	32,000	31,995
2.750%, 03/13/2014	49,940	50,300
0.055%, 03/19/2014 ¤	28,250	28,245
0.100%, 04/02/2014 ¤	10,000	9,997
4.125%, 04/15/2014	48,693	49,410
0.105%, 04/16/2014 ¤	50,000	49,980
0.095%, 04/30/2014 ¤	25,000	24,990
0.110%, 05/07/2014 ¤	24,778	24,766
0.105%, 05/14/2014 ¤	53,490	53,465
2.500%, 05/15/2014	30,000	30,315
0.110%, 05/21/2014 ¤	49,231	49,205
0.115%, 06/02/2014 ¤	37,599	37,577
0.148%, 06/20/2014 Δ	80,245	80,261
1.125%, 06/27/2014	24,749	24,883
0.194%, 07/05/2014	12,170	12,156
0.480%, 11/21/2014 Δ	30,000	30,105
Total Government Agency Debt (Cost $9,635,975)		9,635,975

Treasury Debt - 1.1%
U.S. Treasury Notes
1.875%, 04/30/2014	85,000	85,617
1.000%, 05/15/2014	25,000	25,101
4.750%, 05/15/2014	75,000	76,575
Total Treasury Debt (Cost $187,293)		187,293

Government Agency Repurchase Agreements - 15.0%
BNP Paribas Securities Corp.
0.070%, dated 11/29/2013, matures 12/02/2013, repurchase price $650,004 (collateralized by various government agency obligations: Total market value $663,000)	650,000	650,000

HSBC Securities (USA) Inc.
0.080%, dated 11/29/2013, matures 12/02/2013, repurchase price $200,001 (collateralized by various government agency obligations: Total market value $204,000)	200,000	200,000
ING Financial Markets LLC
0.070%, dated 11/29/2013, matures 12/02/2013, repurchase price $200,001 (collateralized by various government agency obligations: Total market value $204,005)	200,000	200,000
Merrill Lynch, Pierce, Fenner & Smith
0.070%, dated 11/29/2013, matures 12/02/2013, repurchase price $450,003 (collateralized by various government agency obligations: Total market value $459,000)	450,000	450,000
0.050%, dated 11/26/2013, matures 12/03/2013, repurchase price $100,001 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
RBC Capital Markets LLC
0.070%, dated 11/29/2013, matures 12/02/2013, repurchase price $150,001 (collateralized by various government agency obligations: Total market value $153,003)	150,000	150,000
SG Americas Securities LLC
0.080%, dated 11/29/2013, matures 12/02/2013, repurchase price $700,005 (collateralized by various government agency obligations: Total market value $714,001)	700,000	700,000
Total Government Agency Repurchase Agreements (Cost $2,450,000)		2,450,000

Treasury Repurchase Agreements - 25.5%
Bank of Nova Scotia/NY
0.080%, dated 11/29/2013, matures 12/02/2013, repurchase price $2,000,013 (collateralized by U.S. Treasury obligations: Total market value $2,040,000)	2,000,000	2,000,000
Barclays Capital Inc.
0.060%, dated 11/29/2013, matures 12/02/2013, repurchase price $200,001 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
Credit Agricole Corporate & Investment Bank
0.070%, dated 11/29/2013, matures 12/02/2013, repurchase price $971,686 (collateralized by U.S. Treasury obligations: Total market value $991,175)	971,680	971,680
HSBC Securities (USA) Inc.
0.050%, dated 11/26/2013, matures 12/03/2013, repurchase price $200,002 (collateralized by U.S. Treasury obligations: Total market value $204,004)	200,000	200,000
SG Americas Securities LLC
0.070%, dated 11/29/2013, matures 12/02/2013, repurchase price $800,005 (collateralized by U.S. Treasury obligations: Total market value $816,000)	800,000	800,000
Total Treasury Repurchase Agreements (Cost $4,171,680)		4,171,680

Total Investments ▲ - 100.4% (Cost $16,444,948)		16,444,948
Other Assets and Liabilities, Net - (0.4)%		(71,981)
Total Net Assets - 100.0%		$16,372,967

>

Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2013, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2013.

¤	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

▲

On November 30, 2013, the cost of investments for federal income tax purposes was approximately $16,444,948. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-

Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-

Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2013 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Government Agency Debt	$—	$9,635,975	$—	$9,635,975
Treasury Debt	—	187,293	—	187,293
Government Agency Repurchase Agreements	—	2,450,000	—	2,450,000
Treasury Repurchase Agreements	—	4,171,680	—	4,171,680
Total Investments	$—	$16,444,948	$—	$16,444,948

During the three-month period ended November 30, 2013, there were no transfers between valuation levels.

Schedule of INVESTMENTS November 30, 2013 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 28.3%
Banco del Estado de Chile/NY
0.220%, 01/13/2014	$60,000	$60,000
0.200%, 02/20/2014	45,000	45,000
0.210%, 02/21/2014	50,000	50,000
0.240%, 04/01/2014	40,000	40,000
Bank of Montreal/Chicago
0.180%, 12/27/2013	17,000	17,000
0.180%, 01/07/2014	25,000	25,000
0.248%, 05/16/2014 Δ	75,000	75,000
0.235%, 10/29/2014 Δ	25,000	25,000
Bank of Nova Scotia/Houston
0.228%, 12/16/2013	25,000	25,001
0.788%, 01/27/2014	21,000	21,018
0.250%, 04/09/2014 Δ	25,000	25,000
0.288%, 05/09/2014 Δ	25,000	25,000
0.308%, 05/09/2014 Δ	65,000	65,000
0.220%, 05/20/2014	30,000	30,000
0.310%, 08/21/2014	20,000	20,000
0.310%, 10/21/2014	20,000	20,000
0.338%, 12/31/2014 Δ	55,000	55,000
Bank of Tokyo-Mitsubishi/NY
0.120%, 12/02/2013	50,000	50,000
0.090%, 12/06/2013	150,000	150,000
0.200%, 03/12/2014	35,000	35,000
0.200%, 03/21/2014	30,000	30,000
Canadian Imperial Bank of Commerce/NY
0.290%, 01/08/2014 Δ	20,000	20,001
0.290%, 05/16/2014 Δ	53,000	53,000
0.280%, 08/14/2014 Δ	40,000	40,017
0.492%, 11/03/2014 Δ	25,000	25,056
Credit Suisse/NY
0.240%, 01/17/2014	25,000	25,000
0.240%, 01/22/2014	25,000	25,000
0.230%, 03/06/2014	40,000	40,000
0.270%, 04/24/2014	30,000	30,000
Deutsche Bank/NY
0.200%, 12/27/2013 Δ	35,000	35,000
0.340%, 04/30/2014 Δ	50,000	50,000
0.236%, 07/31/2014 Δ	25,000	25,000
0.270%, 08/22/2014 Δ	25,000	25,000
Mitsubishi UFJ Trust & Banking/NY
0.210%, 02/26/2014	45,000	45,000
National Australia Bank/NY
0.236%, 10/23/2014 Δ	53,700	53,700
Nordea Bank Finland/NY
0.220%, 12/09/2013	25,000	25,000
0.250%, 01/02/2014	50,000	50,000
0.250%, 01/06/2014	25,000	25,000
0.250%, 01/17/2014	25,000	25,000
0.250%, 02/03/2014	25,000	25,000
0.260%, 02/03/2014	50,000	50,000
0.250%, 02/05/2014	25,000	25,000
0.250%, 07/07/2014	35,000	35,000
Rabobank Nederland/NY
0.405%, 01/08/2014	25,000	25,004
0.350%, 03/11/2014	50,000	50,000
0.314%, 03/14/2014 Δ	40,000	40,000
0.230%, 05/23/2014	25,000	25,000
0.375%, 09/12/2014	50,000	50,000
0.360%, 09/16/2014	45,000	45,000
Royal Bank of Canada/NY
0.320%, 01/30/2014 Δ	50,000	50,000
0.290%, 03/19/2014 Δ	50,000	50,000
Skandinaviska Enskilda Banken/NY
0.270%, 04/30/2014	40,000	40,000
0.270%, 05/19/2014	25,000	25,000
0.280%, 06/03/2014	25,000	25,002
Societe Generale/NY
0.378%, 03/10/2014 Δ	50,000	50,000
Sumitomo Mitsui Banking/NY
0.100%, 12/03/2013	55,000	55,000
0.120%, 12/04/2013	80,000	80,000
0.120%, 12/11/2013	45,000	45,000
0.218%, 01/21/2014 Δ	50,000	50,000
Svenska Handelsbanken/NY
0.245%, 01/02/2014	50,000	50,000
0.245%, 02/21/2014	25,000	25,000
Swedbank/NY
0.090%, 12/02/2013	150,000	150,000
0.238%, 12/19/2013	25,000	25,000
Toronto-Dominion Bank/NY
0.168%, 02/19/2014 Δ	60,000	60,000
0.320%, 04/02/2014	50,000	50,000
0.218%, 06/17/2014 Δ	40,000	40,000
Wells Fargo Bank
0.190%, 02/27/2014 Δ	25,000	25,000
0.190%, 05/27/2014 Δ	25,000	25,000

Westpac Banking/NY
0.250%, 04/23/2014 Δ	23,000	23,000
0.300%, 10/24/2014	25,000	25,000
0.290%, 10/29/2014	25,000	25,000
Total Certificates of Deposit (Cost $2,867,799)		2,867,799

Asset Backed Commercial Paper ■ - 12.5%
Barton Capital
0.080%, 12/02/2013 ¤	11,000	11,000
0.080%, 12/03/2013 ¤	50,000	50,000
Fairway Finance
0.080%, 12/03/2013 ¤	25,001	25,001
0.150%, 12/09/2013 ¤	17,000	16,999
0.180%, 02/03/2014 ¤	16,418	16,413
Gotham Funding
0.150%, 12/13/2013 ¤	50,000	49,998
0.170%, 01/08/2014 ¤	25,014	25,009
0.180%, 01/21/2014 ¤	60,000	59,985
0.170%, 01/23/2014 ¤	21,111	21,106
Kells Funding
0.215%, 01/15/2014 ¤	50,000	49,987
0.227%, 02/24/2014 ¤	30,000	29,981
0.198%, 03/04/2014 Δ	50,000	50,000
0.210%, 04/09/2014 ¤	10,000	9,993
0.230%, 04/22/2014 ¤	50,000	49,955
0.260%, 05/19/2014 ¤	50,000	49,939
0.261%, 05/20/2014 ¤	50,000	49,939
Liberty Street Funding
0.070%, 12/02/2013 ¤	25,000	25,000
0.140%, 12/16/2013 ¤	50,000	49,997
0.170%, 01/21/2014 ¤	44,000	43,990
0.170%, 02/11/2014 ¤	15,000	14,995
Manhattan Asset Funding Company
0.150%, 12/02/2013 ¤	10,000	10,000
0.150%, 12/11/2013 ¤	10,000	10,000
0.166%, 12/18/2013 ¤	70,000	69,995
0.180%, 01/06/2014 ¤	22,500	22,496
0.200%, 01/07/2014 ¤	30,000	29,994
0.190%, 01/22/2014 ¤	14,000	13,996
Nieuw Amsterdam Receivables
0.190%, 01/13/2014 ¤	35,000	34,992
0.170%, 02/07/2014 ¤	40,000	39,987
0.180%, 02/10/2014 ¤	80,000	79,972
Old Line Funding
0.220%, 12/30/2013 ¤	25,000	24,996
0.240%, 02/24/2014 ¤	25,000	24,986
0.208%, 03/03/2014 Δ	25,000	25,000
0.200%, 03/07/2014 ¤	20,000	19,989
0.226%, 03/24/2014 Δ	25,000	25,000
0.230%, 04/24/2014 ¤	13,023	13,011
Thunder Bay Funding
0.200%, 03/07/2014 ¤	50,000	49,974
0.206%, 04/23/2014 Δ	75,000	75,000
Total Asset Backed Commercial Paper (Cost $1,268,675)		1,268,675

Other Notes - 10.4%
Commonwealth Bank of Australia
0.984%, 03/17/2014 ■ Δ	16,150	16,183
2.125%, 03/17/2014 ■	20,000	20,109
DnB Bank ASA, Cayman Islands Branch - Time Deposit
0.030%, 12/02/2013	138,121	138,121
International Bank for Reconstruction & Development
0.220%, 07/03/2014	50,000	50,000
KFW
0.424%, 01/17/2014	25,000	25,007
MassMutual Global Funding II
0.419%, 12/06/2013 ■	20,000	20,000
Metropolitan Life Global Funding I
0.474%, 05/09/2014 Δ ■	87,000	87,000
Metropolitan Life Institutional Funding II
0.314%, 01/10/2014 ■	14,750	14,750
1.144%, 04/04/2014 Δ ■	21,145	21,214
National Australia Bank
1.020%, 12/10/2013 ■	25,000	25,004
0.966%, 04/11/2014 Δ ■	19,150	19,200
New York Life Global Funding
1.850%, 12/13/2013 ■	3,723	3,725
0.292%, 09/19/2014 Δ ■	95,235	95,286
Nordea Bank AB
3.700%, 11/13/2014 ■	11,435	11,786
Skandinaviska Enskilda Banken/Cayman Islands Branch - Time Deposit
0.060%, 12/02/2013	310,000	310,000
Svenska Handelsbanken
0.258%, 05/15/2014 Δ ■	65,000	65,000
Total Capital Canada
0.624%, 01/17/2014	24,220	24,232
Wells Fargo Bank
0.304%, 12/15/2014 Δ	20,000	20,000

Westpac Banking
1.168%, 02/24/2014 ■	50,000	50,113
0.400%, 12/31/2014 Δ ■	35,750	35,750
Total Other Notes (Cost $1,052,480)		1,052,480

Financial Company Commercial Paper - 8.5%
ASB Finance
0.281%, 07/22/2014 Δ ■	25,000	25,000
Australia & New Zealand Banking Group
0.306%, 12/18/2014 Δ ■	49,000	49,000
Bank Nederlandse Gemeent
0.301%, 08/27/2014 ■ ¤	25,000	24,944
0.301%, 09/16/2014 ■ ¤	25,000	24,940
Bank of New York Mellon
0.050%, 12/02/2013 ■ ¤	50,000	50,000
Barclays Bank
0.160%, 12/09/2013 ■ ¤	50,000	49,999
Commonwealth Bank of Australia
0.264%, 03/28/2014 Δ ■	50,000	50,000
CPPIB Capital
0.230%, 01/03/2014 ■ ¤	15,000	14,997
0.301%, 01/06/2014 ■ ¤	50,000	49,985
0.301%, 01/10/2014 ■ ¤	40,000	39,987
Macquarie Bank
0.280%, 12/16/2013 ■ ¤	30,500	30,496
0.421%, 02/18/2014 ■ ¤	25,000	24,977
0.386%, 03/10/2014 ■ ¤	25,000	24,974
0.371%, 04/02/2014 ■ ¤	25,000	24,969
0.351%, 04/21/2014 ■ ¤	20,000	19,973
MetLife Short Term Funding
0.160%, 12/18/2013 ■ ¤	40,000	39,997
0.120%, 01/06/2014 ■ ¤	18,500	18,498
Nederlandse Waterschapbank
0.346%, 03/18/2014 ■ ¤	100,000	99,898
0.218%, 08/13/2014 Δ ■	40,000	40,000
0.242%, 10/31/2014 Δ ■	40,000	40,000
PSP Capital
0.261%, 04/25/2014 ■ ¤	35,000	34,964
Swedbank
0.250%, 04/04/2014 ¤	25,000	24,979
Toyota Credit Canada
0.250%, 04/29/2014 ¤	40,000	39,959
Westpac Banking
0.258%, 05/02/2014 Δ ■	25,000	25,000
Total Financial Company Commercial Paper (Cost $867,536)		867,536

Variable Rate Demand Notes Δ - 7.3%
Arizona Board of Regents, State University System, Series 2008B (LOC: JPMorgan Chase Bank)
0.050%, 12/06/2013	12,700	12,700
Arizona Health Facilities Authority, Catholic Healthcare West Loan Program, Series 2008A (LOC: JPMorgan Chase Bank)
0.060%, 12/06/2013	10,000	10,000
Ascension Parish, Geismar Project, Series 2007 (INS: FHLB) (LOC: Suntrust Bank)
0.060%, 12/06/2013	8,700	8,700
California Health Facilities Financing Authority, Catholic Healthcare, Series 1988B (LOC: JPMorgan Chase Bank)
0.090%, 12/06/2013	12,800	12,800
California Health Facilities Financing Authority, St. Joseph Health System, Series 2011D (LOC: Wells Fargo Bank)
0.040%, 12/06/2013	10,000	10,000
Chicago, Midway Airport Revenue, Series 2010A-1 (LOC: Bank of Montreal)
0.110%, 12/02/2013	17,000	17,000
Clark County, Airport System Revenue, Series 2008D-2B (LOC: Royal Bank of Canada)
0.040%, 12/06/2013	21,200	21,200
Clark County, Airport System Revenue, Series 2011B-2 (AMT) (LOC: Royal Bank of Canada)
0.060%, 12/06/2013	10,000	10,000
Cumberland County Municipal Authority, Lutheran Services, Series 2003C (LOC: PNC Bank)
0.070%, 12/06/2013	8,280	8,280
Delaware Economic Development Authority, Peninsula United Methodist Homes, Series 2007A (LOC: PNC Bank)
0.050%, 12/02/2013	8,080	8,080
Des Moines, Methodist System, Series 1985 (LOC: Wells Fargo Bank)
0.060%, 12/06/2013	23,000	23,000
Elmhurst Joint Commission Accreditation of Healthcare Organizations, Series 1988 (LOC: JPMorgan Chase Bank)
0.050%, 12/06/2013	5,685	5,685
Franklin County, Presbyterian Healthcare, Series 2006A (LOC: PNC Bank)
0.050%, 12/06/2013	18,000	18,000
Green County Industrial Development Authority, The Blue Ridge School, Series 2001 (LOC: Branch Banking & Trust)
0.060%, 12/06/2013	3,900	3,900
Gulf Coast Texas Industrial Development Authority, ExxonMobil Project, Series 2012
0.040%, 12/02/2013	42,200	42,200
Hamilton County Hospital Facilities Revenue, Elizabeth Gamble Deaconess Home Association, Series 2002B (LOC: PNC Bank)
0.050%, 12/06/2013	7,200	7,200
Illinois Educational Facilities Authority Revenue, Field Museum of Natural History, Series 1985 (LOC: Northern Trust Company)
0.050%, 12/06/2013	10,100	10,100
Illinois Educational Facilities Authority, Series 1999 (LOC: JPMorgan Chase Bank)
0.050%, 12/06/2013	18,800	18,800

Illinois Finance Authority, Dominican University, Series 2006 (LOC: JPMorgan Chase Bank)
0.060%, 12/06/2013	13,000	13,000
Illinois State Toll Highway Authority, Series 2007A-2D (LOC: Wells Fargo Bank)
0.050%, 12/06/2013	8,500	8,500
Indiana Finance Authority, Depauw University, Series 2008B (LOC: PNC Bank)
0.040%, 12/06/2013	8,160	8,160
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008G (LOC: Wells Fargo Bank)
0.050%, 12/06/2013	10,450	10,450
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008H (LOC: JPMorgan Chase Bank)
0.060%, 12/06/2013	16,700	16,700
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008J (LOC: Wells Fargo Bank)
0.050%, 12/06/2013	8,000	8,000
Iowa Finance Authority, Mississippi Valley Regional Blood Center, Series 2003 (LOC: Wells Fargo Bank)
0.050%, 12/06/2013	2,925	2,925
Lafayette Colorado, The Traditions at Lafayette Project, Series 2011A (LOC: Wells Fargo Bank)
0.060%, 12/06/2013	11,850	11,850
Lowell Industrial Development Revenue, Arkansas Democrat-Gazette, Series 2006 (AMT) (LOC: JPMorgan Chase Bank)
0.110%, 12/06/2013	2,830	2,830
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
0.060%, 12/06/2013	29,205	29,205
Michigan State Hospital Finance Authority, McLaren Healthcare, Series 2008B (LOC: JPMorgan Chase Bank)
0.050%, 12/06/2013	7,000	7,000
Minnesota Housing Finance Agency, Series 2007E (SPA: Wells Fargo Bank)
0.170%, 12/06/2013	7,215	7,215
Minnesota Office of Higher Education, Series 2012B (AMT) (LOC: Royal Bank of Canada)
0.050%, 12/06/2013	57,000	57,000
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007E
0.040%, 12/02/2013	1,280	1,280
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010G
0.050%, 12/02/2013	23,350	23,350
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011A (LOC: National Australia Bank)
0.050%, 12/06/2013	2,400	2,400
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011B (LOC: Australia - New Zealand Banking Group)
0.050%, 12/06/2013	4,810	4,810
New York State Energy Research & Development, Consolidated Edison Company of New York, Series 2010A (AMT) (LOC: Scotia Bank)
0.060%, 12/06/2013	9,350	9,350
New York State Housing Finance Agency, Broadway, Series 2011A (LOC: Wells Fargo Bank)
0.030%, 12/06/2013	14,900	14,900
New York State Housing Finance Agency, Blue Castle Site A Realty, Series 2006A (AMT) (LOC: JPMorgan Chase Bank)
0.080%, 12/06/2013	6,000	6,000
New York State Housing Finance Agency, Gotham West Housing, Series 2011A-1 (LOC: Wells Fargo Bank)
0.040%, 12/06/2013	26,000	26,000
North Broward Florida Hospital District (INS: NATL) (LOC: Wells Fargo Bank)
0.060%, 12/06/2013	22,275	22,275
Oakland County Economic Development, Cranbrook Educational Community, Series 2007 (LOC: JPMorgan Chase Bank)
0.050%, 12/06/2013	18,100	18,100
Ohio State Higher Education Facility, Case Western Reserve University, Series 2008A (LOC: PNC Bank)
0.050%, 12/06/2013	8,450	8,450
Parma Hospital Revenue, Parma Community General Hospital, Series 2006A (LOC: PNC Bank)
0.050%, 12/06/2013	4,455	4,455
Philadelphia Airport Revenue, Series 2005C-1 (AMT) (LOC: TD Bank)
0.060%, 12/06/2013	12,700	12,700
Philadelphia Authority for Industrial Development, Multi-Modal Lease Revenue, Series 2007B-3 (LOC: PNC Bank)
0.050%, 12/06/2013	5,325	5,325
Saint Paul Housing & Redevelopment Authority, Allina Health System, Series 2007C-1 (LOC: Wells Fargo Bank)
0.050%, 12/06/2013	7,275	7,275
Southern California, Public Power Authority, Magnolia Power Project, Series 2009A-2 (LOC: Wells Fargo Bank)
0.040%, 12/06/2013	58,960	58,960
Sweetwater County Pollution Control, PacifiCorp, Series 1994 (LOC: Wells Fargo Bank)
0.050%, 12/06/2013	14,250	14,250
Tarrant County Cultural Education Facilities Finance Corporation, Baylor Health Care System Project, Series 2011E (LOC: Wells Fargo Bank)
0.040%, 12/06/2013	14,715	14,715
Uinta County Pollution Control, Chevron U.S.A., Series 1993
0.050%, 12/02/2013	8,610	8,610
Virginia Small Business Financing Authority, Hampton University, Series 2008A (LOC: PNC Bank)
0.050%, 12/06/2013	13,500	13,500
Wisconsin Health and Educational Facilities Authority, Indian Community School, Series 2007 (LOC: JPMorgan Chase Bank)
0.060%, 12/06/2013	28,700	28,700
Total Variable Rate Demand Notes (Cost $735,885)		735,885

Government Agency Debt - 5.6%
Federal Home Loan Bank
0.180%, 12/04/2013 Δ	50,000	50,000
0.190%, 12/06/2013 Δ	25,000	25,000
0.170%, 12/18/2013	35,000	35,000
0.180%, 01/02/2014 Δ	40,000	39,999
0.058%, 01/24/2014	30,000	29,998
0.062%, 02/03/2014	25,000	24,999
0.150%, 02/03/2014 Δ	50,000	49,996
0.160%, 04/15/2014 Δ	35,000	34,996
0.139%, 06/05/2014 Δ	75,000	74,992
0.138%, 06/17/2014 Δ	50,000	49,994
0.144%, 06/27/2014 Δ	75,000	74,996
0.210%, 09/19/2014	50,000	50,000
0.220%, 09/24/2014	25,000	25,000
Total Government Agency Debt (Cost $564,970)		564,970

Treasury Debt - 5.0%
U.S. Treasury Notes
0.750%, 12/15/2013	25,000	25,005
1.000%, 01/15/2014	25,000	25,025
1.750%, 01/31/2014	75,000	75,202
0.250%, 04/30/2014	30,000	30,013
1.875%, 04/30/2014	60,000	60,422
4.750%, 05/15/2014	100,000	102,059
0.125%, 07/31/2014	25,000	25,000
0.500%, 08/15/2014	30,000	30,073
4.250%, 08/15/2014	130,000	133,731
Total Treasury Debt (Cost $506,530)		506,530

Investment Companies Ω - 4.6%	SHARES
Dreyfus Institutional Cash Advantage Fund, Institutional Shares, 0.060%	180,925,000	180,925
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.064%	200,000,000	200,000
J.P. Morgan Prime Money Market Fund, Capital Shares, 0.049%	90,000,000	90,000
Total Investment Companies (Cost $470,925)		470,925

Government Agency Repurchase Agreement - 4.9%	PAR
Bank of Nova Scotia
0.100%, dated 11/29/2013, matures 12/02/2013, repurchase price $500,004 (collateralized by various government agency obligations: Total market value $510,000)
(Cost $500,000)	$500,000	500,000

Treasury Repurchase Agreement - 2.9%
Credit Agricole Corporate & Investment Bank
0.070%, dated 11/29/2013, matures 12/02/2013, repurchase price $296,413 (collateralized by U.S. Treasury obligations: Total market value $302,267)
(Cost $296,411)	296,411	296,411

Other Repurchase Agreements - 9.0%
BNP Paribas Securities
0.210%, dated 11/29/2013, matures 01/03/2014, repurchase price $120,025 (collateralized by various securities: Total market value $126,000) ∞	120,000	120,000
Deutsche Bank Securities
0.190%, dated 11/29/2013, matures 12/02/2013, repurchase price $100,002 (collateralized by various securities: Total market value $105,000)	100,000	100,000
HSBC Securities (USA)
0.160%, dated 11/29/2013, matures 12/02/2013, repurchase price $60,001 (collateralized by various securities: Total market value $63,004)	60,000	60,000
ING Financial Markets
0.160%, dated 11/29/2013, matures 12/02/2013, repurchase price $275,004 (collateralized by various securities: Total market value $288,753)	275,000	275,000
JPMorgan Securities
0.300%, dated 11/29/2013, matures 01/03/2014, repurchase price $150,044 (collateralized by various securities: Total market value $157,503) ∞	150,000	150,000
SG Americas Securities
0.210%, dated 11/29/2013, matures 12/02/2013, repurchase price $205,004 (collateralized by various securities: Total market value $215,250)	205,000	205,000
Total Other Repurchase Agreements
(Cost $910,000)		910,000

Total Investments ▲ - 99.0%
(Cost $10,041,211)		10,041,211
Other Assets and Liabilities, Net - 1.0%		103,888
Total Net Assets - 100.0%		$10,145,099

>

Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2013, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2013.

■

Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30, 2013, the value of these investments was $2,556,393 or 25.2% of total net assets.

¤	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ω	The rate shown is the annualized seven-day effective yield as of November 30, 2013.

∞	Security considered illiquid. As of November 30, 2013, the value of these investments was $270,000 or 2.7% of total net assets.

▲

On November 30, 2013, the cost of investments for federal income tax purposes was approximately $10,041,211. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT	-	Alternative Minimum Tax. As of November 30, 2013, the total value of securities subject to AMT was $97,880 or 1.0% of total net assets.

FHLB	-	Federal Home Loan Bank

INS	-	Insured

LOC	-	Letter of Credit

NATL	-	National Public Finance Guarantee Corporation

SPA	-	Standby Purchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-

Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-

Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2013 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$2,867,799	$—	$2,867,799
Asset Backed Commercial Paper	—	1,268,675	—	1,268,675
Other Notes	—	1,052,480	—	1,052,480
Other Repurchase Agreements	—	910,000	—	910,000
Financial Company Commercial Paper	—	867,536	—	867,536
Variable Rate Demand Notes	—	735,885	—	735,885
Government Agency Debt	—	564,970	—	564,970
Treasury Debt	—	506,530	—	506,530
Government Agency Repurchase Agreement	—	500,000	—	500,000
Investment Companies	470,925	—	—	470,925
Treasury Repurchase Agreement	—	296,411	—	296,411
Total Investments	$470,925	$9,570,286	$—	$10,041,211

During the three-month period ended November 30, 2013, there were no transfers between valuation levels.

Schedule of INVESTMENTS November 30, 2013 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE >
Municipal Debt - 99.8%
Alabama - 0.8%
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA Project, Series 2011B (LOC: Australia - New Zealand Banking Group)
0.050%, 12/06/2013 Δ	$4,765	$4,765

Alaska - 0.0%
Valdez Marine Terminal, Exxon Pipeline Company Project, Series 1993C
0.040%, 12/02/2013 Δ	290	290

Arizona - 1.1%
Arizona Unemployment Insurance Tax Anticipation Notes, Series 2013B
1.500%, 05/21/2014	6,700	6,741

Colorado - 6.4%
City and County of Denver, Series 2013A (General Obligation)
5.000%, 08/01/2014	15,750	16,254
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2012
0.050%, 12/06/2013 Δ	20,755	20,755

Colorado Springs, Fine Arts Center Project, Series 2006 (LOC: Wells Fargo Bank)
0.050%, 12/06/2013 Δ	1,525	1,525

El Paso County, YMCA Pikes Peak Region, Series 2006 (LOC: Wells Fargo Bank)
0.050%, 12/06/2013 Δ	1,560	1,560
		40,094

District of Columbia - 0.5%
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
0.060%, 12/06/2013 Δ	3,340	3,340

Florida - 2.1%
Hillsborough Community College Foundation, Series 2006 (LOC: BMO Harris Bank)
0.050%, 12/06/2013 Δ	8,805	8,805
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
0.060%, 12/06/2013 Δ	4,500	4,500
Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series 2008A (LOC: Northern Trust Company)
0.050%, 12/02/2013 Δ	200	200
		13,505

Illinois - 16.9%
Chicago, Neighborhoods Alive 21, Series 2002B-3 (General Obligation) (LOC: Royal Bank of Canada)
0.050%, 12/02/2013 Δ	12,500	12,500
Chicago, Neighborhoods Alive 21, Series 2002B-5 (General Obligation) (LOC: Bank of New York Mellon)
0.050%, 12/02/2013 Δ	12,305	12,305
Cook County, Series 2002B (General Obligation) (SPA: Bank of New York Mellon)
0.120%, 12/06/2013 Δ	26,100	26,100
Illinois Development Finance Authority, American College of Surgeons, Series 1996 (LOC: Northern Trust Company)
0.060%, 12/06/2013 Δ	3,500	3,500
Illinois Development Finance Authority, Lake Forest Academy, Series 1994 (LOC: Northern Trust Company)
0.060%, 12/06/2013 Δ	6,255	6,255
Illinois Educational Facilities Authority, The Newberry Library, Series 1988 (LOC: Northern Trust Company)
0.060%, 12/06/2013 Δ	3,000	3,000
Illinois Finance Authority, Chicago Horticultural Society, Series 2008 (LOC: Northern Trust Company)
0.060%, 12/06/2013 Δ	9,000	9,000
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company)
0.060%, 12/06/2013 Δ	12,100	12,100
Illinois State Toll Highway Authority, Series 2007A-1B (LOC: PNC Bank)
0.050%, 12/06/2013 Δ	9,200	9,200
Illinois State Toll Highway Authority, Series 2007A-2D (LOC: Wells Fargo Bank)
0.050%, 12/06/2013 Δ	4,000	4,000
Warren County, Monmouth College Project, Series 2002 (LOC: PNC Bank)
0.070%, 12/06/2013 Δ	8,475	8,475
		106,435

Kentucky - 1.5%
City of Russell, Bon Secours Health System, Series 2002B (LOC: JPMorgan Chase Bank)
0.080%, 12/06/2013 Δ	3,100	3,100
Warren County, WKU Student Life Foundation, Series 2008 (LOC: JPMorgan Chase Bank)
0.070%, 12/06/2013 Δ	6,390	6,390
		9,490

Louisiana - 5.9%
Ascension Parish, IMTT- Geismar Project, Series 2007 (INS: FHLB) (LOC: Suntrust Bank)
0.060%, 12/06/2013 Δ	17,190	17,190
Louisiana Local Government Environmental Facilities and Community Development Authority, NSU Facilities Corporation Project, Series 2007B (INS: FHLB) (SPA: Regions Bank)
0.200%, 12/06/2013 Δ	20,000	20,000
		37,190

Maryland - 4.3%
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
0.060%, 12/06/2013 Δ	5,625	5,625
Maryland State Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Series 1985A (LOC: JPMorgan Chase Bank)
0.050%, 12/06/2013 Δ	15,750	15,750
Washington County, County Commissioners, LSN/TLS Obligated Group Project, Series 2003E (LOC: PNC Bank)
0.050%, 12/06/2013 Δ	5,900	5,900
		27,275

Michigan - 4.1%
Board of Trustees of Michigan State University (Commercial Paper)
0.150%, 01/08/2014	20,000	20,000
State of Michigan, Series 2002 (General Obligation)
5.500%, 12/02/2013	6,050	6,050
		26,050

Minnesota - 7.6%
Eden Prairie Multifamily Housing Revenue, Park at City West Apartments, Series 2001 (INS: FHLMC)
0.050%, 12/06/2013 Δ	14,505	14,505
Hennepin County, Series 2013A (General Obligation)
3.000%, 12/02/2013	2,365	2,365
Minnetonka Housing Revenue, The Cliffs at Ridgedale, Series 1995 (INS: FNMA)
0.050%, 12/06/2013 Δ	8,150	8,150
University of Minnesota (Commercial Paper)
0.130%, 01/08/2014	9,000	9,000
0.150%, 01/08/2014	13,750	13,750
		47,770

Mississippi - 4.5%
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007C
0.050%, 12/02/2013 Δ	2,225	2,225
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2009B
0.040%, 12/02/2013 Δ	1,760	1,760
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010G
0.050%, 12/02/2013 Δ	8,190	8,190
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010L
0.050%, 12/02/2013 Δ	2,210	2,210
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010K
0.050%, 12/02/2013 Δ	2,810	2,810
Perry County Mississippi Pollution Control, Leaf River Forest Products, Series 2002 (LOC: Scotia Bank)
0.050%, 12/06/2013 Δ	11,425	11,425
		28,620

Missouri - 3.6%
University of Missouri (Commercial Paper)
0.110%, 12/03/2013	22,500	22,500

New Jersey - 2.1%
Camden County Improvement Authority, The Cooper Health System, Series 2004B (LOC: TD Bank)
0.040%, 12/06/2013 Δ	13,435	13,435

New York - 4.9%
Monroe County Industrial Development Agency, Monroe Community College Association, Series 2002A (LOC: JPMorgan Chase Bank)
0.060%, 12/06/2013 Δ	11,700	11,700
New York City Health & Hospital Corporation, Series 2008C (LOC: TD Bank)
0.040%, 12/06/2013 Δ	9,300	9,300
New York State Energy Research and Development Authority, Orange and Rockland Utilities, Series 1995A (AMBAC) (LOC: Wachovia Bank)
0.110%, 12/06/2013 Δ	9,700	9,700
		30,700

North Carolina - 2.6%
North Carolina Capital Facilities Finance Agency, Campbell University, Series 2009 (LOC: Branch Banking & Trust)
0.060%, 12/06/2013 Δ	5,220	5,220
North Carolina Capital Facilities Finance Agency, Educational Facilities, Meredith College, Series 2008B (LOC: Wells Fargo Bank)
0.050%, 12/06/2013 Δ	1,500	1,500
North Carolina Capital Facilities Finance Agency, Salem Academy and College Project, Series 2005 (LOC: Branch Banking & Trust)
0.060%, 12/06/2013 Δ	6,610	6,610
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises, Series 2009 (LOC: Branch Banking & Trust)
0.060%, 12/06/2013 Δ	3,185	3,185
		16,515

Ohio - 4.2%
Akron Income Tax Revenue, Series 2013
1.000%, 11/12/2014	4,185	4,214
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
0.050%, 12/06/2013 Δ	12,840	12,840
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.050%, 12/06/2013 Δ	2,000	2,000
Lucas County, Series 2013 (General Obligation)
1.000%, 07/16/2014	2,700	2,712
State of Ohio, Series 2013B (General Obligation)
1.000%, 06/15/2014	4,380	4,399
		26,165

Rhode Island - 0.7%
Rhode Island Health & Educational Building Revenue, Pennfield School, Series 2004 (LOC: Sovereign Bank) (LOC: Bank of New York Mellon)
0.140%, 12/06/2013 Δ	4,225	4,225

South Carolina - 2.7%
Florence County, South Carolina Hospital Revenue, McLeod Regional Medical Center, Series 2010B (LOC: Wells Fargo Bank)
0.050%, 12/06/2013 Δ	4,665	4,665
Lexington & Richland County School District, Series 2013 (General Obligation)
1.500%, 03/03/2014	12,000	12,039
		16,704

Tennessee - 0.2%
Blount County Public Building Authority, Series E-8-A (LOC: Branch Banking & Trust)
0.060%, 12/06/2013 Δ	1,400	1,400

Texas - 9.1%
Austin County Industrial Development, Justin Industries, Series 1984 (LOC: JPMorgan Chase Bank)
0.060%, 12/06/2013 Δ	5,000	5,000
City of Dallas Refunding and Improvement, Series 2013A (General Obligation)
2.000%, 02/15/2014	8,240	8,271
Hunt County Health Facilities Development, Greenville Universal Health Services (LOC: Morgan Guaranty Trust)
0.120%, 12/06/2013 Δ	4,300	4,300
State of Texas, Series 2013
2.000%, 08/28/2014	24,390	24,719
University of Texas (Commercial Paper)
0.150%, 01/08/2014	15,316	15,316
		57,606

Vermont - 1.2%
Vermont State Housing Finance Agency, West Block University of Vermont Apartments, Winooski, Series 2004A (LOC: Sovereign Bank) (LOC: Bank of New York Mellon)
0.090%, 12/06/2013 Δ	7,855	7,855

Virginia - 3.9%
Fairfax County Economic Development Authority, Smithsonian Institution, Series 2003B (SPA: Northern Trust Company)
0.060%, 12/06/2013 Δ	12,000	12,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Center, Series 2003F
0.040%, 12/06/2013 Δ	5,670	5,670
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008
0.100%, 12/06/2013 Δ	7,200	7,200
		24,870

Washington - 4.4%
King County Washington School District No 1, Series 2007A (General Obligation)
5.000%, 12/02/2013	16,440	16,440
Washington State Health Care Facilities Authority, Multicare Health System, Series 2007D (LOC: Barclays Bank)
0.040%, 12/02/2013 Δ	1,230	1,230
Washington State Housing Finance Commission, Franke Tobey Jones Project, Series 2003 (LOC: Wells Fargo Bank)
0.050%, 12/06/2013 Δ	5,300	5,300
Washington State Housing Finance Commission, Willow Tree Grove Apartments Project, Series 2011
0.050%, 12/06/2013 Δ	4,900	4,900
		27,870

Wisconsin - 2.5%
Wisconsin State Health & Educational Facilities Authority, Goodwill Industries North Center, Series 2005 (LOC: Wells Fargo Bank)
0.050%, 12/06/2013 Δ	3,835	3,835
Wisconsin State Health & Educational Facilities Authority, St. Norbert College, Series 2008 (LOC: JPMorgan Chase Bank)
0.060%, 12/06/2013 Δ	11,670	11,670
		15,505

Wyoming - 2.0%
Lincoln County, Pollution Control, PacifiCorp Project, Series 1991 (LOC: Scotia Bank)
0.060%, 12/06/2013 Δ	12,505	12,505
Total Municipal Debt
(Cost $629,420)		629,420

Total Investments ▲ - 99.8%
(Cost $629,420)		629,420
Other Assets and Liabilities, Net - 0.2%		1,045
Total Net Assets - 100.0%		$630,465

>

Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2013, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2013.

▲

On November 30, 2013, the cost of investments for federal income tax purposes was approximately $629,420. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMBAC	-	American Municipal Bond Assurance Corporation

FHLB	-	Federal Home Loan Banks

FHLMC	-	Federal Home Loan Mortgage Corporation

FNMA	-	Federal National Mortgage Association

INS	-	Insured

LOC	-	Letter of Credit

SPA	-	Standby Purchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-

Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-

Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2013 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Municipal Debt	$—	$629,420	$—	$629,420
Total Investments	$—	$629,420	$—	$629,420

During the three-month period ended November 30, 2013, there were no transfers between valuation levels.

Schedule of INVESTMENTS November 30, 2013 (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt - 35.3%
U.S. Treasury Notes
0.750%, 12/15/2013	$25,000	$25,005
1.000%, 01/15/2014	250,000	250,253
0.250%, 01/31/2014	275,000	275,052
1.750%, 01/31/2014	330,000	330,875
0.250%, 02/28/2014	35,000	35,011
1.875%, 02/28/2014	200,000	200,818
1.250%, 04/15/2014	100,000	100,397
0.250%, 04/30/2014	35,000	35,014
1.875%, 04/30/2014	230,000	231,673
1.000%, 05/15/2014	735,000	737,994
4.750%, 05/15/2014	435,000	444,065
0.625%, 07/15/2014	75,000	75,233
4.250%, 08/15/2014	235,000	241,731
2.375%, 10/31/2014	50,000	51,011
Total Treasury Debt (Cost $3,034,132)		3,034,132

Treasury Repurchase Agreements - 64.0%
Barclays Capital
0.060%, dated 11/29/2013, matures 12/02/2013, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Credit Agricole Corporate & Investment Bank SA
0.070%, dated 11/29/2013, matures 12/02/2013, repurchase price 931,914 (collateralized by U.S. Treasury obligations: Total market value $950,558)	931,909	931,909
Credit Suisse Securities (USA)
0.070%, dated 11/29/2013, matures 12/02/2013, repurchase price $475,003 (collateralized by U.S. Treasury obligations: Total market value $484,500)	475,000	475,000
Deutsche Bank Securities
0.090%, dated 11/29/2013, matures 12/02/2013, repurchase price $1,200,009 (collateralized by U.S. Treasury obligations: Total market value $1,224,000)	1,200,000	1,200,000
Federal Reserve Bank of New York
0.050%, dated 11/29/2013, matures 12/02/2013, repurchase price $200,001 (collateralized by U.S. Treasury obligations: Total market value $200,001)	200,000	200,000
HSBC Securities (USA)
0.070%, dated 11/29/2013, matures 12/02/2013, repurchase price $550,003 (collateralized by U.S. Treasury obligations: Total market value $561,004)	550,000	550,000
Merrill Lynch, Pierce, Fenner & Smith
0.070%, dated 11/29/2013, matures 12/02/2013, repurchase price $400,002 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
0.050%, dated 11/26/2013, matures 12/03/2013, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
RBC Capital Markets
0.060%, dated 11/29/2013, matures 12/02/2013, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
SG Americas Securities
0.060%, dated 11/26/2013, matures 12/03/2013, repurchase price $700,008 (collateralized by U.S. Treasury obligations: Total market value $714,000)	700,000	700,000
TD Securities (USA)
0.060%, dated 11/29/2013, matures 12/02/2013, repurchase price $500,003 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000
UBS Securities
0.070%, dated 11/29/2013, matures 12/02/2013, repurchase price $250,001 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
Total Treasury Repurchase Agreements (Cost $5,506,909)		5,506,909

Total Investments ▲ - 99.3% (Cost $8,541,041)	8,541,041
Other Assets and Liabilities, Net - 0.7%	59,057
Total Net Assets - 100.0%	$8,600,098

>

Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value.Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2013, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

▲

On November 30, 2013, the cost of investments for federal income tax purposes was approximately $8,541,041. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-

Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-

Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2013 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Treasury Debt	$—	$3,034,132	$—	$3,034,132
Treasury Repurchase Agreements	—	5,506,909	—	5,506,909
Total Investments	$—	$8,541,041	$—	$8,541,041

During the three-month period ended November 30, 2013, there were no transfers between valuation levels.

Schedule of INVESTMENTS November 30, 2013 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt - 93.5%
U.S. Treasury Bills >
0.034%, 12/05/2013	$151,872	$151,871
0.045%, 12/12/2013	71,984	71,983
0.048%, 12/19/2013	68,153	68,151
0.055%, 12/26/2013	25,000	24,999
0.024%, 01/02/2014	111,587	111,585
0.029%, 01/09/2014	50,000	49,998
0.035%, 01/16/2014	9,163	9,163
0.060%, 02/06/2014	8,305	8,304
0.072%, 02/13/2014	15,000	14,998
0.059%, 02/20/2014	3,347	3,347
0.075%, 02/27/2014	25,000	24,995
0.084%, 04/17/2014	1,538	1,538
U.S. Treasury Notes
0.750%, 12/15/2013	30,000	30,007
1.500%, 12/31/2013	5,000	5,006
1.000%, 01/15/2014	28,375	28,408
0.250%, 01/31/2014	11,000	11,003
1.750%, 01/31/2014	63,450	63,622
1.875%, 02/28/2014	20,000	20,088
1.250%, 04/15/2014	5,000	5,021
0.250%, 04/30/2014	7,000	7,004
1.875%, 04/30/2014	45,000	45,328
1.000%, 05/15/2014	408	410
4.750%, 05/15/2014	7,000	7,147
0.250%, 05/31/2014	25,755	25,773
2.250%, 05/31/2014	20,000	20,212
0.625%, 07/15/2014	1,000	1,003
2.375%, 10/31/2014	2,500	2,551
Total Treasury Debt (Cost $813,515)		813,515

Total Investments ▲ - 93.5% (Cost $813,515)		813,515
Other Assets and Liabilities, Net - 6.5%		56,495
Total Net Assets - 100.0%		$870,010

>

Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2013, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Ä	Rate shown is effective yield as of November 30, 2013.

▲

On November 30, 2013, the cost of investments for federal income tax purposes was approximately $813,515. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-

Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-

Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2013, the fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Treasury Debt	$—	$813,515	$—	$813,515
Total Investments	$—	$813,515	$—	$813,515

During the three-month period ended November 30, 2013, there were no transfers between valuation levels.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	January 29, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	January 29, 2014